PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Provisions
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2018	2017
Balance, beginning of the year		$292.8	$285.1
Revision of estimated cash flows and discount rates:
Capitalized in Property, plant and equipment	14	30.1	4.6
Changes in asset retirement obligations at closed sites	30	7.3	7.5
Sale of 30% interest in the Côté Gold Project		—	(0.3)
Accretion expense	31	1.2	0.9
Disbursements		(4.0)	(5.0)
Other		0.2	—
Balance, end of the year		327.6	292.8
Less current portion		(7.8)	(10.8)
Non-current portion		$319.8	$282.0

	Notes	December 31, 2018	December 31, 2017
Asset retirement obligations		$327.6	$292.8
Yatela loss provision[1]	13	13.2	15.1
Other		9.6	8.2
		$350.4	$316.1
Current portion of provisions		$9.0	$17.1
Non-current provisions		341.4	299.0
		$350.4	$316.1

1 During the year ended December 31, 2018, the Company spent $0.9 million (December 31, 2017 - $nil) to fund the Yatela closure plan. This was recognized as a reduction of the provision for Yatela as a result of the Company equity accounting for the investment.

Disclosure of Asset Retirement Obligations
As at December 31, 2018, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	C$[1]	$[1]
2019	$10.7	$—
2020	18.1	—
2021	14.7	0.3
2022	9.8	—
2023	8.4	1.9
2024 onwards	117.4	180.7
	$179.1	$182.9

1	Disbursements in US$ relate to the Essakane and Rosebel mines, and C$ disbursements relate to the Doyon mine and other Canadian sites.
As at December 31, 2018, estimated undiscounted amounts of cash flows required to settle the obligations, expected timing of payments and the average real discount rates assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (C$)	Undiscounted Amounts Required ($)	Expected Timing of Payments	Average Real Discount Rates
Rosebel mine	$—	$96.3	2019-2064	0.8%
Essakane mine	—	86.6	2019-2031	0.7%
Doyon mine	152.8	—	2019-2047	0.3%
Other Canadian sites	26.3	—	2019-2118	0.2%
	$179.1	$182.9